OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Categories of financial assets [abstract]
Other financial assets

As at December 31, 2017	Loans and receivables	Available-for-sale	Fair value through profit or loss	Derivative instruments in designated hedge accounting relationships	Other financial liabilities at amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$148.9	$—	$—	$148.9
Trade and other receivables	8.1	—	—	—	—	8.1
Receivables from provisional copper sales	—	—	30.5	—	—	30.5
Investments in securities	—	7.2	—	—	—	7.2
Derivative assets - Hedging instruments	—	—	—	6.8	—	6.8
Derivative assets - Non-hedge	—	—	2.5	—	—	2.5
Other financial assets	22.8	—	—	—	—	22.8
Total financial assets	$30.9	$7.2	$181.9	$6.8	$—	$226.8

Financial liabilities
Total debt	$—	$—	$—	$—	$1,857.7	$1,857.7
Accounts payable and accrued liabilities	—	—	—	—	345.4	345.4
Derivative liabilities - Hedging instruments	—	—	—	5.7	—	5.7
Derivative liabilities - Non-hedge	—	—	8.5	—	—	8.5
Other financial liabilities	—	—	—	—	164.6	164.6
Total financial liabilities	$—	$—	$8.5	$5.7	$2,367.7	$2,381.9

As at December 31, 2016	Loans and receivables	Available-for-sale	Fair value through profit or loss	Derivative instruments in designated hedge accounting relationships	Other financial liabilities at amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$97.4	$—	$—	$97.4
Trade and other receivables	4.9	—	—	—	—	4.9
Receivables from provisional copper sales	—	—	31.7	—	—	31.7
Investments in securities	—	22.1	—	—	—	22.1
Derivative assets - Hedging instruments	—	—	—	3.3	—	3.3
Derivative assets - Non-hedge	—	—	1.6	—	—	1.6
Other financial assets	23.5	—	—	—	—	23.5
Total financial assets	$28.4	$22.1	$130.7	$3.3	$—	$184.5

Financial liabilities
Total debt	$—	$—	$—	$—	$1,592.4	$1,592.4
Accounts payable and accrued liabilities	—	—	—	—	340.0	340.0
Derivative liabilities - Hedging instruments	—	—	—	—	—	—
Derivative liabilities - Non-hedge	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	132.8	132.8
Total financial liabilities	$—	$—	$—	$—	$2,065.2	$2,065.2

As at December 31,	2017	2016 (ii)
Derivative related assets (Note 16(a))	$9.3	$4.9
Royalty and other receivables	21.0	20.3
Investments in financial securities (i)	7.2	22.1
Other	1.8	3.2
	$39.3	$50.5
Current	$13.2	$14.4
Non-current	26.1	36.1
	$39.3	$50.5

(i)
Investments in financial securities include AFS securities and warrants with a cost of $16.4 million (2016 - $39.3 million) and a fair value of $7.2 million (2016 - $22.1 million). During the year ended December 31, 2017, the Company sold its position in the shares of certain companies, and the Company's shares in another company were redeemed by corporate action.

(ii)
Comparatives in respect of certain tax balances have been reclassified to conform to the change in presentation adopted in the current period and are now included in Note 20: Other Assets to the Company's Consolidated Financial Statements.